Note 11 - Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Promissory Notes Payable [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	March 31, 2014	December 31, 2013 *

Note payable to a turbine supplier, including interest at 6%, payable solely through 95% of net cash flows from a wind project; secured by Company’s first secured rights arising out of its Development and Construction Services Agreement with the underlying project. The note payable has been classified as long-term based on estimated payments from project cash flows. Increases in amounts represent accrued interest.	$3,107,219	$3,068,595

Note payable to a bank with revolving draw feature; $600,000 maximum loan amount subject to borrowing base consisting of 80% of eligible accounts receivable; interest at the Wall Street Journal prime rate plus 2.25% (5.5% at March 31, 2014 and December 31, 2013); due December 2014, interest payable monthly; collateralized by all assets of PEC; guaranteed by Juhl Energy.	400,000	330,000

Note payable to a bank with revolving draw feature; $500,000 maximum loan amount subject to borrowing base consisting of 80% of eligible accounts receivable; interest at the Wall Street Journal prime rate plus 2.25% (5.5% at March 31, 2014); due June 2014, interest payable monthly; collateralized by all assets of JTS; guaranteed by Juhl Energy	283,049	385,963

Note payable to bank, due December 2018, with interest at 5.75%; payable in monthly installments of $1,354, and balloon payment of $123,000 at maturity collateralized by land and building, rights to payment under leases, and guaranteed by Juhl Energy.	160,411	162,000

Note payable to bank, due December 2018, with interest at 4.75%; payable in monthly installments of $1,354, collateralized by restricted short-term investments.	83,574	87,671
Total Notes Payable	4,034,253	4,034,229
Less current portion	(877,698)	(910,612)
Long-term portion	$3,156,555	$3,123,617

	December 31, 2013	December 31, 2012

Note payable to a turbine supplier, including interest at 6%, payable solely through 95% of net cash flows from a wind project; secured by Company’s first secured rights arising out of its Development and Construction Services Agreement with the underlying project. The note payable has been classified as long-term based on estimated payments from project cash flows. Increases in amounts represent accrued interest. See Note 27 for legal proceedings with this supplier.	$3,068,595	$2,914,095

Note payable to a bank with revolving draw feature; $600,000 maximum loan amount subject to borrowing base consisting of 80% of eligible accounts receivable; interest at the Wall Street Journal prime rate plus 2.25% (5.5% at December 31, 2013); due December 2014, interest payable monthly; collateralized by all assets of PEC; guaranteed by Juhl Energy.	330,000	-

Note payable to a bank with revolving draw feature; $500,000 maximum loan amount subject to borrowing base consisting of 80% of eligible accounts receivable; interest at the Wall Street Journal prime rate plus 2.25% (5.5% at December 31, 2013); due June 2014, interest payable monthly; collateralized by all assets of JTS; guaranteed by Juhl Energy	385,963	-

Note payable to bank, interest payable monthly at 4.75%, collateralized by certificates of deposit, refinanced in December 2013 into the notes below.	-	319,380

Note payable to bank, due December 2018, with interest at 5.75%; payable in monthly installments of $1,354, and balloon payment of $123,000 at maturity collateralized by land and building, rights to payment under leases, and guaranteed by Juhl Energy.	162,000	-

Note payable to bank, due December 2018, with interest at 4.75%; payable in monthly installments of $1,354, collateralized by restricted short term investments.	87,671	-
Total Notes Payable	4,034,229	3,233,475
Less current portion	(910,612)	(234,807)
Long-term portion	$3,123,617	$2,998,668

Schedule of Maturities of Long-term Debt [Table Text Block]
For the Year ended December 31,

2014	$910,612
2015	196,228
2016	196,968
2017	176,940
2018	289,836
Thereafter	2,263,645
Total	$4,034,229